Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2015
Operating Revenue
Schedule of operating revenue from significant customers (constituting more than 10% of total revenue)
Charterer	2015	2014	2013
HMM Korea	28%	28%	27%
CMA CGM	26%	27%	24%
Hanjin	17%	18%	17%
YML	13%	11%	10%